UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highline Capital Management, LLC
Address: One Rockefeller Plaza
         30th Floor
         New York, NY  10020

13F File Number:  28-10035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Klarman
Title:     Chief Financial Officer
Phone:     212-332-2250

Signature, Place, and Date of Signing:

     Michael Klarman     New York, NY     August 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $846,013 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108    25860   692000 SH       SOLE                   692000        0        0
AKAMAI TECHNOLOGIES INC        COM              00971T101     2918    60000 SH       SOLE                    60000        0        0
ALCOA INC                      COM              013817101    31812   784900 SH       SOLE                   784900        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102    28318   855800 SH       SOLE                   855800        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    69598  2634300 SH       SOLE                  2634300        0        0
BEARINGPOINT INC               COM              074002106     4636   634200 SH       SOLE                   634200        0        0
CELANESE CORP DEL              COM SER A        150870103    37105   956800 SH       SOLE                   956800        0        0
CENVEO INC                     COM              15670S105    14069   606700 SH       SOLE                   606700        0        0
CHILDRENS PL RETAIL STORES I   COM              168905107    20759   402000 SH       SOLE                   402000        0        0
CORNELL COMPANIES INC          COM              219141108     4060   165300 SH       SOLE                   165300        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    37380   592300 SH       SOLE                   592300        0        0
CVS CAREMARK CORPORATION       COM              126650100    47053  1290900 SH       SOLE                  1290900        0        0
DOMTAR CORP                    COM              257559104    18418  1650400 SH       SOLE                  1650400        0        0
ENDEAVOR ACQUISITION CORP      COM              292577103     4060   344100 SH       SOLE                   344100        0        0
EXPRESS SCRIPTS INC            COM              302182100    44549   890800 SH       SOLE                   890800        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    26668   491300 SH       SOLE                   491300        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    12037   238400 SH       SOLE                   238400        0        0
FOREST LABS INC                COM              345838106     1393     2964 SH  PUT  SOLE                     2964        0        0
GEO GROUP INC                  COM              36159R103    23094   793600 SH       SOLE                   793600        0        0
GREIF INC                      CL A             397624107     2981    50000 SH       SOLE                    50000        0        0
HANESBRANDS INC                COM              410345102     4055   150000 SH       SOLE                   150000        0        0
HD PARTNERS ACQUISITION CORP   *W EXP 06/01/201 40415K118      108   100000 SH       SOLE                   100000        0        0
HD PARTNERS ACQUISITION CORP   COM              40415K100      765   100000 SH       SOLE                   100000        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111     4458  1663500 SH       SOLE                  1663500        0        0
LIMITED BRANDS INC             COM              532716107    11279   410900 SH       SOLE                   410900        0        0
MASTERCARD INC                 CL A             57636Q104    28696   173000 SH       SOLE                   173000        0        0
MOSAIC CO                      COM              61945A107    32207   825400 SH       SOLE                   825400        0        0
ORACLE CORP                    COM              68389X105    19276   978000 SH       SOLE                   978000        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100    34305  1559300 SH       SOLE                  1559300        0        0
PACKAGING CORP AMER            COM              695156109    21514   850000 SH       SOLE                   850000        0        0
PENN NATL GAMING INC           COM              707569109    30267   503700 SH       SOLE                   503700        0        0
PERINI CORP                    COM              713839108    18078   293800 SH       SOLE                   293800        0        0
PILGRIMS PRIDE CORP            COM              721467108    11260   295000 SH       SOLE                   295000        0        0
QUALCOMM INC                   COM              747525103    41659   960100 SH       SOLE                   960100        0        0
RELIANCE STEEL & ALUMINUM CO   COM              759509102    15635   277900 SH       SOLE                   277900        0        0
SOTHEBYS                       COM              835898107    15311   332700 SH       SOLE                   332700        0        0
TENARIS S A                    SPONSORED ADR    88031M109    26047   532000 SH       SOLE                   532000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    44738   865000 SH       SOLE                   865000        0        0
TWEEN BRANDS INC               COM              901166108    11739   263200 SH       SOLE                   263200        0        0
TYSON FOODS INC                CL A             902494103    16838   730800 SH       SOLE                   730800        0        0
WMS INDS INC                   COM              929297109     1010    35000 SH       SOLE                    35000        0        0